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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

One Financial Center	Boston, MA	02111
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

Excelsior Funds, Inc.

Government Money Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (73.58%):
$9,025,000	Federal Home Loan Bank, 5.25%, 09/24/07	$9,025,000
20,000,000	Federal Home Loan Bank, 5.25%, 02/13/08	19,994,044
5,000,000	Federal Home Loan Bank, 5.03%, 03/14/08 (a)	5,000,000
30,000,000	Federal Home Loan Bank, Discount Note, 5.00%, 07/05/07	29,983,334
9,856,000	Federal Home Loan Mortgage Corporation, 4.38%, 11/16/07	9,823,315
30,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 5.12%, 07/23/07	29,906,225
12,000,000	Federal National Mortgage Association, 4.75%, 08/10/07	11,992,584
5,000,000	Federal National Mortgage Association, 4.88%, 08/27/07	4,996,602
10,000,000	Federal National Mortgage Association, 5.30%, 01/08/08	10,000,000
5,000,000	Federal National Mortgage Association, 5.50%, 01/15/08	5,007,445
20,000,000	Federal National Mortgage Association, Discount Note, 5.05%, 07/03/07	19,994,389
30,000,000	Federal National Mortgage Association, Discount Note, 5.14%, 07/06/07	29,978,583

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $ 185,701,521)		185,701,521

Shares
REGISTERED INVESTMENT COMPANY (1.14%):
2,869,793	Dreyfus Treasury Prime Cash Management Fund	2,869,793

Total REGISTERED INVESTMENT COMPANY (Cost $2,869,793)		2,869,793

Principal Amount
REPURCHASE AGREEMENT (25.36%):
$ 64,000,000	Morgan Stanley, 5.25%, dated 06/29/07, due 07/02/07, to be repurchased at $64,028,000 (collateralized by U.S. Government Obligation, par value $65,880,000, 5.75%, 09/08/16; total market value $ 66,451,124.70)	64,000,000

Total REPURCHASE AGREEMENT (Cost $64,000,000)		64,000,000

Total Investments (Cost $252,571,314) (b) -100.08%		$252,571,314
Liabilities in excess of other assets - (0.08)%		(213,319)

NET ASSETS - 100.00%		$252,357,995

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	Represents cost for financial reporting and federal income tax purposes

Discount Note - The rate reported is the discount rate at the time of purchase

Security Valuation:

Securities are valued at amortized cost, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Funds, Inc.

Money Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT (16.89%):
$50,000,000	Barclay Bank plc, 5.30%, 07/05/07	$50,000,000
50,000,000	Citibank, 5.30%, 08/08/07	50,000,000
50,000,000	First Tennessee Bank, 5.29%, 07/05/07	50,000,000
50,000,000	Washington Mutual Corp., 5.29%, 09/04/07	50,000,000

Total CERTIFICATES OF DEPOSIT (Cost $200,000,000)		200,000,000

COMMERCIAL PAPER (74.06%):
50,000,000	American General Finance Co., Discount Note, 5.24%, 07/19/07	49,868,875
45,000,000	Bank of Nova Scotia, Discount Note, 5.25%, 07/09/07	44,947,450
20,000,000	CIT Group Funding, Inc., Discount Note, 5.27%, 08/01/07	19,909,239
5,000,000	CIT Group Funding, Inc., Discount Note, 5.20%, 08/09/07	4,971,833
10,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.26%, 07/30/07 (a)	9,957,628
40,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.26%, 08/06/07 (a)	39,789,600
35,000,000	Falcon Asset Securitization Corp., Discount Note, 5.26%, 07/10/07 (a)	34,953,988
15,000,000	Falcon Asset Securitization Corp., Discount Note, 5.27%, 07/16/07 (a)	14,967,063
20,000,000	General Electric Capital Corp., Discount Note, 5.24%, 07/16/07	19,956,333
25,000,000	Govco, Inc., Discount Note, 5.27%, 08/02/07 (a)	24,882,889
25,000,000	Govco, Inc., Discount Note, 5.22%, 08/13/07 (a)	24,844,006
35,000,000	HBOS plc, Discount Note, 5.23%, 08/14/07	34,776,272
15,000,000	HBOS plc, Discount Note, 5.24%, 08/28/07	14,873,367
50,000,000	International Lease Finance Corp., Discount Note, 5.28%, 07/09/07	49,941,332
20,000,000	John Deere Capital Corp., Discount Note, 5.23%, 07/09/07	19,976,756
30,000,000	John Deere Capital Corp., Discount Note, 5.23%, 07/11/07	29,956,417
40,000,000	JP Morgan Chase & Co., Discount Note, 5.24%, 07/25/07	39,860,267
40,000,000	Merrill Lynch, Discount Note, 5.22%, 07/23/07	39,872,400
30,000,000	Pitney Bowes, Discount Note, 5.25%, 07/19/07	29,921,250
35,000,000	Procter & Gamble Co., Discount Note, 5.32%, 07/02/07	34,994,828
15,000,000	Procter & Gamble Co., Discount Note, 5.22%, 09/20/07	14,823,825
30,000,000	Rabobank Corp., Discount Note, 5.19%, 09/12/07	29,684,275
25,000,000	Ranger Funding Co. LLC, Discount Note, 5.24%, 07/06/07 (a)	24,981,806
25,000,000	Ranger Funding Co. LLC, Discount Note, 5.24%, 07/24/07 (a)	24,916,306
30,000,000	Three Pillar Funding LLC, Discount Note, 5.26%, 07/09/07 (a)	29,964,933
20,000,000	Three Pillar Funding LLC, Discount Note, 5.28%, 07/20/07 (a)	19,944,267
15,000,000	UBS Finance Corp, Discount Note, 5.22%, 08/01/07	14,932,510
35,000,000	UBS Finance Corp, Discount Note, 5.23%, 08/09/07	34,801,696
25,000,000	Windmill Funding Corp., Discount Note, 5.27%, 07/09/07 (a)	24,970,750
25,000,000	Windmill Funding Corp., Discount Note, 5.27%, 07/26/07 (a)	24,908,420
50,000,000	Yorktown Capital LLC, Discount Note, 5.25%, 07/12/07 (a)	49,919,833

Total COMMERCIAL PAPER (Cost $877,070,414)		877,070,414

U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.22%):
20,000,000	Federal Home Loan Bank, 5.03%, 03/14/08 (b)	20,000,000
15,000,000	Federal Home Loan Mortgage Corp., 5.40%, 07/21/08	15,000,000
15,000,000	Federal National Mortgage Association, 5.30%, 01/08/08	15,000,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $50,000,000)		50,000,000

Shares
REGISTERED INVESTMENT COMPANY (0.16%):
1,903,835	Dreyfus Government Cash Management Fund	1,903,835

Total REGISTERED INVESTMENT COMPANY (Cost $1,903,835)		1,903,835

Principal Amount
REPURCHASE AGREEMENT (4.90%):
$58,000,000	Morgan Stanley, 5.25%, dated 06/29/07, due 07/02/07, to be repurchased at $ 58,025,375 (collateralized by U.S. Government Obligations, ranging in par value $19,015,000-$40,480,000, 5.70%-5.75%, 09/08/16-10/05/21; total market value $ 59,161,131)	58,000,000

Total REPURCHASE AGREEMENT (Cost $58,000,000)		58,000,000

Total Investments (Cost $1,186,974,249) (c) - 100.23%		$1,186,974,249
Liabilities in excess of other assets - (0.23)%		(2,728,880)

NET ASSETS - 100.00%		$1,184,245,369

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to $349,001,488 or 29.47% of net assets.
(b)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(c)	Represents cost for financial reporting and federal income tax purposes

Discount Note - The rate reported is the discount rate at the time of purchase

LLC - Limited Liability Company

plc - Public Limited Company

Security Valuation:

Securities are valued at amortized cost, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Funds, Inc.

Treasury Money Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATION (11.70%):
$30,000,000	Federal Home Loan Bank, Discount Note, 4.80%, 07/02/07	$29,996,000

Total U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $29,996,000)		29,996,000

U.S. TREASURY OBLIGATIONS (87.04%):
35,000,000	4.33%, 07/26/07 (a)	34,895,000
30,000,000	4.36%, 08/09/07 (a)	29,859,275
20,000,000	4.43%, 08/16/07 (a)	19,887,556
35,000,000	4.98%, 08/30/07 (a)	34,715,334
70,000,000	4.59%, 09/20/07 (a)	69,286,018
15,000,000	4.99%, 09/27/07 (a)	14,821,617
20,000,000	4.99%, 10/04/07 (a)	19,742,867

Total U.S. TREASURY OBLIGATIONS (Cost $223,207,667)		223,207,667

Shares
REGISTERED INVESTMENT COMPANY (1.60%):
4,110,095	Dreyfus Treasury Prime Cash Management Fund	4,110,095

Total REGISTERED INVESTMENT COMPANY (Cost $ 4,110,095)		4,110,095

Total Investments (Cost $257,313,762) (b) - 100.34%		$257,313,762
Liabilities in excess of other assets - (0.34)%		(869,391)

NET ASSETS - 100.00%		$256,444,371

(c)	The rate shown is the effective yield at the time of purchase
(d)	Represents cost for financial reporting and federal income tax purposes.

Discount Note - The rate reported is the discount rate at the time of purchase

Security Valuation:

Securities are valued at amortized cost, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

Excelsior Funds, Inc.

Core Bond Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES (0.77%):
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B, 5.50%, 04/20/10 (a)	$4,191,113

Total ASSET BACKED SECURITIES (Cost $4,199,070)		4,191,113

COLLATERALIZED MORTGAGE OBLIGATIONS (7.29%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (6.30%):
512,048	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.46%, 01/25/35 (b)	508,781
1,856,738	Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.46%, 12/25/34 (b)	1,827,356
2,701,751	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	2,671,289
1,739,715	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	1,707,911
7,314,729	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.71%, 08/25/34 (b)	7,254,316
7,560,743	JP Morgan Mortgage Trust, 2005-A6 1A1, 5.14%, 09/25/35 (b)	7,460,573
10,544,270	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34	10,371,637
2,730,854	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.54%, 02/25/35 (b)	2,675,638

		34,477,501

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.44%):
2,378,453	2333 UZ, 6.50%, 07/15/31	2,411,112

FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.55%):
3,080,000	2003-17 QT, 5.00%, 08/25/27	3,037,534

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,526,405)		39,926,147

COMMERCIAL MORTGAGE-BACKED SECURITIES (11.63%):
4,225,000	Asset Securitization Corp., 1997-D4 A4, 8.07%, 04/14/29 (b)	4,392,496
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	2,366,009
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3, 5.52%, 09/11/41 (b)	4,937,993
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G, 6.01%, 11/15/36 (a) (b)	998,159
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1, 7.06%, 05/15/33 (b)	1,817,330
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	3,369,273
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	3,312,918
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,190,508
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (b)	6,113,803
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	4,334,861
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	3,488,545
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2, 5.00%, 07/15/41 (b)	6,018,674
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	3,840,314
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 07/15/42 (b)	17,537,573

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,208,538)		63,718,456

CORPORATE BONDS (16.29%):
2,615,000	America Movil S.A. de C.V., 5.50%, 03/01/14	2,555,778
5,700,000	Bank One Corp., 7.88%, 08/01/10	6,086,425
4,000,000	Barlcays Bank plc, 5.93%, 12/31/49 (a) (b)	3,865,796
3,245,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	3,182,089
5,520,000	Bottling Group LLC, 5.50%, 04/01/16	5,388,729
2,300,000	British Telecommunications plc, 9.13%, 12/15/30	3,010,206
265,000	Caterpillar, Inc., 5.70%, 08/15/16	263,311
5,715,000	Citigroup, Inc., 5.25%, 02/27/12	5,640,711
1,441,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	1,487,247
2,000,000	Deutsche Telekom International Finance, 5.38%, 03/23/11	1,980,290
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.00%, 06/15/10	1,396,275

1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.25%, 06/15/30	1,797,848
1,700,000	Ford Motor Credit Co., 8.63%, 11/01/10	1,726,666
1,400,000	General Electric Capital Corp., 5.00%, 11/15/11	1,371,957
2,000,000	General Electric Capital Corp., MTN, 6.00%, 06/15/12	2,035,670
1,185,000	Georgia Power Co., 5.70%, 06/01/17	1,169,518
5,834,000	Household Finance Corp., 8.00%, 07/15/10	6,230,956
2,000,000	Lehman Brothers Holdings, Inc., 5.75%, 01/03/17	1,943,004
885,000	Metlife, Inc., 5.00%, 11/24/13	850,863
2,000,000	Morgan Stanley, 6.75%, 04/15/11	2,073,652
685,000	Nisource Finance Corp., 5.25%, 09/15/17	632,917
3,825,000	Oracle Corp., 5.25%, 01/15/16	3,667,590
1,441,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,380,638
4,500,000	RBS Capital Trust III, 5.51%, 09/29/49 (b) (c)	4,324,995
1,670,000	Sprint Capital Corp., 8.75%, 03/15/32	1,875,627
4,100,000	Target Corp., 5.88%, 07/15/16	4,075,843
2,600,000	TCI Communications, Inc., 9.80%, 02/01/12	3,001,058
2,183,000	Time Warner Cos., Inc., 7.25%, 10/15/17	2,326,812
2,000,000	UBS Preferred Funding Trust I, 8.62%, 10/29/49	2,172,174
1,600,000	United Health Group, Inc., 6.00%, 06/15/17 (a)	1,594,058
2,441,000	Wal-Mart Stores, Inc., 4.13%, 02/15/11	2,343,765
1,735,000	Wal-Mart Stores, Inc., 5.00%, 04/05/12	1,698,747
5,350,000	Wells Fargo & Co., 5.00%, 11/15/14	5,109,496
950,000	Xerox Corp., 6.40%, 03/15/16	955,858

Total CORPORATE BONDS (Cost $90,217,991)		89,216,569

TAX-EXEMPT SECURITIES (0.31%):
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	1,693,795

Total TAX-EXEMPT SECURITIES (Cost $1,752,957)		1,693,795

U.S. GOVERNMENT AGENCY BONDS & NOTES (2.34%):
FANNIE MAE (1.42%):
7,500,000	MTN, 6.25%, 02/01/11	7,751,527

FREDDIE MAC (0.48%):
2,440,000	6.25%, 07/15/32	2,645,163

RESOLUTION FUNDING CORPORATION (0.44%):
4,851,000	Principal Only STRIPS, 0.00%, 07/15/20 (d)	2,401,158

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $12,839,077)		12,797,848

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (40.64%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (10.52%):
6,330,072	Pool # 1G1898 ARM, 5.90%, 06/01/36 (b)	6,337,397
2,468,164	Pool # A20105, 5.00%, 04/01/34	2,323,286
9,163,241	Pool # A47411, 4.50%, 10/01/35	8,339,642
2,133,778	Pool # A48132, 7.00%, 12/01/35	2,191,505
2,020,825	Pool # A58455, 5.50%, 03/01/37	1,949,064
5,345,333	Pool # B19861, 4.50%, 08/01/20	5,075,624
2,653,444	Pool # C01811, 5.00%, 04/01/34	2,497,691
130,183	Pool # C71221, 5.00%, 09/01/32	122,624
19,669	Pool # C74339, 5.00%, 12/01/32	18,527
161,331	Pool # C74469, 5.00%, 12/01/32	151,964
32,111	Pool # C74676, 5.00%, 12/01/32	30,246
2,217,671	Pool # E96460, 5.00%, 05/01/18	2,151,395
4,421,109	Pool # G01842, 4.50%, 06/01/35	4,023,736
17,470,647	Pool # G18105, 5.00%, 03/01/21 (e)	16,886,913

2,379,420	Pool # J01383, 5.50%, 03/01/21	2,344,119
3,360,717	Pool # J02497, 4.50%, 09/01/20	3,191,146

		57,634,879

FEDERAL NATIONAL MORTGAGE ASSOCIATION (28.18%):
190,314	Pool # 251502, 6.50%, 02/01/13	194,748
79,742	Pool # 252806, 7.50%, 10/01/29	83,416
1,146,402	Pool # 255896, 6.50%, 08/01/35	1,158,701
4,919,064	Pool # 256269, 5.50%, 06/01/36	4,746,686
10,152,960	Pool # 357824, 5.50%, 06/01/35	9,817,220
1,225,564	Pool # 387203, 4.80%, 01/01/12	1,209,256
1,046,497	Pool # 387204, 4.80%, 01/01/12	1,032,571
214,140	Pool # 443194, 5.50%, 10/01/28	207,709
3,875	Pool # 450846, 5.50%, 12/01/28	3,759
340,009	Pool # 452035, 5.50%, 11/01/28	329,797
2,284	Pool # 454758, 5.50%, 12/01/28	2,215
566,188	Pool # 561435, 5.50%, 11/01/29	549,184
301,561	Pool # 578543, 5.50%, 04/01/31	292,222
111,910	Pool # 627259, 5.50%, 02/01/32	108,453
958,403	Pool # 632551, 5.50%, 02/01/32	928,791
431,552	Pool # 632576, 5.50%, 02/01/32	418,187
216,946	Pool # 694655, 5.50%, 04/01/33	210,197
1,508,341	Pool # 702861, 5.00%, 04/01/18	1,463,256
1,373,376	Pool # 704440, 5.00%, 05/01/18	1,332,326
61,711	Pool # 710585, 5.50%, 05/01/33	59,791
361,271	Pool # 735224, 5.50%, 02/01/35	350,033
22,681,361	Pool # 745432, 5.50%, 04/01/36	21,931,328
954,474	Pool # 781859, 4.50%, 12/01/34	869,519
1,378,695	Pool # 786423 ARM, 4.59%, 07/01/34 (b)	1,368,591
434,126	Pool # 797680, 4.50%, 10/01/35	395,486
651,246	Pool # 805373, 4.50%, 01/01/35	593,280
6,553,917	Pool # 805386 ARM, 4.85%, 01/01/35 (b)	6,474,218
751,183	Pool # 812268, 5.50%, 05/01/35	726,343
2,292,101	Pool # 815479, 4.50%, 03/01/35	2,086,382
1,290,679	Pool # 819361, 4.50%, 04/01/35	1,173,456
537,394	Pool # 820492, 5.50%, 05/01/35	519,623
761,150	Pool # 820989, 5.50%, 04/01/35	735,980
723,328	Pool # 821567, 5.50%, 06/01/35	699,409
1,779,082	Pool # 822799, 4.50%, 04/01/35	1,619,407
6,189,406	Pool # 829321, 4.50%, 09/01/35	5,633,899
555,698	Pool # 835359, 4.50%, 09/01/35	505,824
10,347,142	Pool # 835751, 4.50%, 08/01/35	9,418,474
1,831,581	Pool # 835760, 4.50%, 09/01/35	1,667,195
1,838,632	Pool # 836512, 4.50%, 10/01/20	1,745,475
4,234,093	Pool # 839240, 4.50%, 09/01/35	3,854,078
2,715,832	Pool # 843510, 4.50%, 11/01/20	2,578,229
1,809,374	Pool # 844797, 4.50%, 10/01/35	1,646,981
1,847,569	Pool # 844901, 4.50%, 10/01/20	1,753,959
5,709,101	Pool # 867438, 4.50%, 05/01/36	5,191,591
4,807,665	Pool # 880084, 6.00%, 03/01/36	4,758,904
5,790,529	Pool # 883084, 6.50%, 07/01/36	5,846,847
710,920	Pool # 893426, 6.00%, 09/01/36	703,709
3,027,022	Pool # 895271, 6.50%, 09/01/36	3,056,463
30,275,142	Pool #937282, 5.00%, 05/01/37	28,367,491
14,870,000	TBA, 5.00%, 07/01/37	13,931,330

		154,351,989

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.94%):
300,294	Pool # 2562, 6.00%, 03/20/28	299,738
342,070	Pool # 267812, 8.50%, 06/15/17	365,687
1,776,788	Pool # 3413, 4.50%, 07/20/33	1,625,375
1,630,434	Pool # 3442, 5.00%, 09/20/33	1,538,648
2,756	Pool # 356873, 6.50%, 05/15/23	2,810
29,345	Pool # 434772, 9.00%, 06/15/30	31,805
46,553	Pool # 471660, 7.50%, 03/15/28	48,781
119,304	Pool # 472028, 6.50%, 05/15/28	121,881
58,798	Pool # 475847, 6.50%, 06/15/28	60,068
20,745	Pool # 479087, 8.00%, 01/15/30	22,029
298,856	Pool # 479088, 8.00%, 01/15/30	317,353
116,976	Pool # 503711, 7.00%, 05/15/29	121,945
17,138	Pool # 525556, 8.00%, 01/15/30	18,199
10,893	Pool # 525945, 9.00%, 07/15/30	11,807
11,096	Pool # 532751, 9.00%, 08/15/30	12,026
107,286	Pool # 568670, 6.50%, 04/15/32	109,436
200,117	Pool # 575441, 6.50%, 12/15/31	204,304
632,864	Pool # 598127, 5.50%, 03/15/18	625,633
1,274,876	Pool # 607668, 5.50%, 02/15/18	1,260,310
765,877	Pool # 615639, 4.50%, 09/15/33	703,957
153,007	Pool # 780086, 8.50%, 11/15/17	162,762
696,132	Pool # 780548, 8.50%, 12/15/17	740,513
521,593	Pool # 780865, 9.50%, 11/15/17	564,140
171,785	Pool # 781036, 8.00%, 10/15/17	180,334
650,095	Pool # 781084, 9.00%, 12/15/17	694,912
166,039	Pool # 80185 ARM, 5.38%, 04/20/28 (b)	167,933
188,049	Pool # 80205 ARM, 5.38%, 06/20/28 (b)	190,200
430,918	Pool # 80311 ARM, 5.50%, 08/20/29 (b)	435,065

		10,637,651

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $227,086,480)		222,624,519

U.S. GOVERNMENT SECURITIES (19.54%):
U.S. TREASURY INFLATION PROTECTED BONDS (1.54%):
1,050,000	2.00%, 01/15/14	1,128,732
2,500,000	2.38%, 01/15/25	2,635,882
4,760,000	2.38%, 01/15/27	4,684,905

		8,449,519

U.S. TREASURY NOTES (18.00%):
8,785,000	4.50%, 11/15/10 (f)	8,679,316
50,000,000	4.50%, 02/28/11	49,320,301
4,375,000	4.00%, 02/15/14	4,141,554
24,450,000	7.63%, 11/15/22	30,623,625
4,135,000	6.63%, 02/15/27	4,843,764
885,000	4.50%, 02/15/36	801,340
200,000	4.75%, 02/15/37	188,578

		98,598,478

Total U.S. GOVERNMENT SECURITIES (Cost $109,067,711)		107,047,997

Contracts
CALL OPTION PURCHASED (0.00%):
10	Euro Dollar Future, Expires 12/17/07 strike price 95.75	63

Total CALL OPTION PURCHASED (Cost $3,025)		63

Shares
REGISTERED INVESTMENT COMPANIES (3.09%):
8,489,082	Dreyfus Government Cash Management Fund	8,489,081
8,411,366	Fidelity U.S. Treasury II Fund	8,411,366

Total REGISTERED INVESTMENT COMPANIES (Cost $16,900,447)		16,900,447

Total Investments (Cost $567,801,701) (g) (h) - 101.90%		$558,116,954
Liabilities in excess of other assets - (1.90)%		(10,409,379)

NET ASSETS - 100.00%		$547,707,575

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $10,649,126 or 1.94% of net assets.
(b)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(c)	Perpetual Security – Stated maturity is first par call date
(d)	Zero-Coupon Security
(e)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments
(f)	All or part of the security serves as collateral for futures contracts
(g)	Cost for federal income tax purposes is $568,013,177
(h)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$1,462,693	$(11,360,177)	$(9,897,484)

ARM - Adjustable Rate Mortgage

LLC - Limited Liability Company

MTN - Medium Term Note

Multi-Coupon Bond - Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc - Public Limited Company

STRIPS - Separately Traded Registered Interest and Principal Securities

TBA - To Be Announced

Contracts		Value	Unrealized Appreciation/ Depreciation
FUTURES CONTRACTS
Long -
63	U.S. 2 Year Treasury Note, expiring September 28, 2007 (notional amount $ 12,850,189)	$12,838,219	$(11,970)
Short -
(30)	U.S. Long-Term Treasury Bond, expiring September 19, 2007 (notional amount $(3,272,503))	(3,232,500)	40,003

Total Futures Contracts (Total notional amount $9,577,686)		$9,605,719	$28,033

Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation/ Depreciation
INTEREST RATE SWAP AGREEMENTS
Goldman Sachs	$5,000,000	5.026%	3-month USD LIBOR	04/20/09	$(29,294)

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

The Fund may enter into futures contracts. Upon entering into a futures contract, the Fund deposits and maintains as cash collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value for the contracts at the end of each day’s trading and are recorded as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Excelsior Funds, Inc.

Intermediate-Term Bond Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES (0.98%):
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B, 5.50%, 04/20/10 (a)	$2,195,344
2,000,000	Capital One Master Trust, 2001-6 C, 6.70%, 06/15/11 (a)	2,001,600
218,371	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2, 5.59%, 04/25/33 (b)	218,467

Total ASSET BACKED SECURITIES (Cost $4,542,013)		4,415,411

COLLATERALIZED MORTGAGE OBLIGATIONS (10.84%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.32%):
1,170,298	Bear Stearns ARM, 2004-1 11A3, 6.11%, 04/25/34 (b)	1,181,350
3,011,490	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	2,956,437
3,322,000	Washington Mutual, 2005-AR5 A3, 4.68%, 05/25/35 (a)	3,283,719
3,111,099	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.54%, 02/25/35 (b)	3,048,195

		10,469,701

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.67%):
3,100,655	R001 AE, 4.38%, 04/15/15	3,011,960

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.60%):
3,200,000	2003-17 QT, 5.00%, 08/25/27	3,155,880
3,995,000	2006-67 PC, 5.50%, 03/25/33	3,919,966
9,404,492	2007-35 DH, 5.00%, 09/25/33	9,201,603

		16,277,449

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.25%):
10,355,000	2004-45 B, 5.18%, 05/16/28	10,134,433
2,800,000	2005-10 MW, 4.67%, 09/16/25	2,696,429
2,925,000	2005-14 B, 4.48%, 08/16/32	2,825,945
3,551,301	2006-55 AB, 5.25%, 07/16/29	3,525,927

		19,182,734

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,817,887)		48,941,844

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.01%):
4,350,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	4,121,802
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,149,070
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	3,930,441
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G, 5.88%, 12/15/35 (a) (b)	3,310,967
5,135,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2, 6.14%, 02/12/34	5,241,579
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	3,956,908
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ, 4.99%, 09/12/37 (b)	6,776,078
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4, 4.74%, 07/15/42	4,194,876
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ, 5.47%, 12/15/44 (b)	5,246,222
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	2,949,975
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4, 5.17%, 01/14/42	2,986,249
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (b)	4,417,170
3,320,000	Salomon Brothers Mortgage Securities VII, 2002-KEY2 A3, 4.87%, 03/18/36	3,211,307
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,472,314
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,321,232
1,719,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2, 5.00%, 07/15/41	1,696,360
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	4,695,903
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A, 5.11%, 07/15/42	5,985,362
4,267,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 07/15/42	4,174,541

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $79,638,708)		76,838,356

CORPORATE BONDS (18.51%):
283,000	AK Steel Corp., 7.88%, 02/15/09	282,293
1,720,000	America Movil S.A. de C.V., 5.50%, 03/01/14	1,681,047
1,675,000	Apache Corp., 5.25%, 04/15/13	1,641,884
2,680,000	Bottling Group LLC, 5.50%, 04/01/16	2,616,266
500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	505,000
3,845,000	Cisco Systems, Inc., 5.50%, 02/22/16	3,751,982
2,310,000	CIT Group, Inc., 5.80%, 07/28/11	2,303,962
890,000	CIT Group, Inc., 6.10%, 03/15/67 (b)	810,543
6,080,000	Citigroup, Inc., 5.25%, 02/27/12	6,000,965
3,000,000	CVS Lease Pass Through Trust, 6.13%, 08/15/16	2,974,002
4,750,000	Deutsche Telekom International Finance, 5.38%, 03/23/11	4,703,189
4,000,000	Diageo Capital plc, 4.38%, 05/03/10	3,885,568
2,380,000	Federal Express Corp., 5.50%, 08/15/09	2,382,068
1,400,000	Ford Motor Credit Co., 8.63%, 11/01/10	1,421,960
3,955,000	General Electric Capital Corp., MTN, 5.40%, 02/15/17	3,813,277
3,140,000	Georgia Power Co., 5.70%, 06/01/17	3,098,976
500,000	Iron Mountain, Inc., 8.63%, 04/01/13	501,250
3,080,000	John Deere Capital Corp., MTN, 5.65%, 07/25/11	3,096,001
2,960,000	Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	2,885,633
780,000	Lehman Brothers Holdings, Inc., 5.75%, 01/03/17	757,772
2,645,000	Nisource Finance Corp., 5.25%, 09/15/17	2,443,893
4,025,000	Oracle Corp., 5.25%, 01/15/16	3,859,359
5,150,000	RBS Capital Trust III, 5.51%, 09/29/49 (b) (c)	4,949,716
2,050,000	Southern Co., 5.30%, 01/15/12	2,024,859
1,530,000	Sprint Capital Corp., 8.38%, 03/15/12	1,666,771
4,290,000	Target Corp., 5.88%, 07/15/16	4,264,722
3,595,000	TCI Communications, Inc., 9.80%, 02/01/12	4,149,540
1,125,000	Telefonica Emisiones Sau, 6.42%, 06/20/16	1,140,696
2,415,000	Time Warner, Inc., 9.15%, 02/01/23	2,919,827
2,105,000	United Health Group, Inc., 6.00%, 06/15/17 (a)	2,097,182
1,110,000	Virginia Electric Power, 5.40%, 01/15/16	1,070,682
2,000,000	Wal-Mart Stores, Inc., 5.00%, 04/05/12	1,958,210
1,000,000	Xerox Corp., 6.40%, 03/15/16	1,006,166
975,000	Zions Bancorp, 5.50%, 11/16/15	937,088

Total CORPORATE BONDS (Cost $85,089,723)		83,602,349

U.S. GOVERNMENT AGENCY BONDS & NOTES (7.34%):
FEDERAL FARM CREDIT BANK (1.38%):
6,230,000	5.25%, 09/13/10	6,239,688

FEDERAL HOME LOAN BANK (5.22%):
15,290,000	5.13%, 09/29/10	15,243,656
8,385,000	5.33%, 03/06/12	8,328,426

		23,572,082

FREDDIE MAC (0.74%):
3,355,000	5.13%, 07/15/12	3,336,038

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $33,153,380)		33,147,808

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (14.51%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.74%):
3,489,517	Pool # 1G1026 ARM, 5.92%, 07/01/36 (b)	3,486,942
3,046,112	Pool # A36827, 5.00%, 08/01/35	2,862,774
366,877	Pool # G18136, 6.00%, 08/01/21	368,520
1,134,559	Pool # J03619, 6.00%, 10/01/21	1,139,640

		7,857,876

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.89%):
35,198,729	Pool # G02884, 6.00%, 04/01/37	34,899,841
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,537,596
548,510	Pool # 545290, 7.50%, 10/01/16	565,350
3,243	Pool # 578823, 5.50%, 04/01/31	3,143
2,243,376	Pool # 704372 ARM, 4.51%, 05/01/33 (b)	2,212,788
4,760,417	Pool # 805386 ARM, 4.85%, 01/01/35 (b)	4,702,527
173,780	Pool # 872534, 6.00%, 06/01/36	171,919
4,077,068	Pool # 892882 ARM, 5.85%, 07/01/36 (b)	4,081,248

		49,174,412

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.88%):
12,379	Pool # 195801, 8.50%, 01/15/17	13,234
8,263	Pool # 195833, 8.50%, 04/15/17	8,833
2,395,476	Pool # 3319, 5.00%, 12/20/32	2,260,515
1,387	Pool # 334299, 8.00%, 05/15/23	1,468
2,955,874	Pool # 3442, 5.00%, 09/20/33	2,789,471
298,605	Pool # 367412, 6.00%, 11/15/23	298,112
1,247,058	Pool # 604726, 4.50%, 10/15/33	1,146,237
2,151,890	Pool # 608288, 4.50%, 09/15/33	1,977,915

		8,495,785

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $66,939,730)		65,528,073

U.S. GOVERNMENT SECURITIES (25.44%):
U.S. TREASURY NOTES (25.44%):
10,440,000	4.00%, 04/15/10	10,199,389
102,280,000	4.50%, 02/28/11 (d)	100,889,606
4,050,000	4.00%, 02/15/14	3,833,896

		114,922,891

Total U.S. GOVERNMENT SECURITIES (Cost $115,463,814)		114,922,891

Shares
REGISTERED INVESTMENT COMPANIES (4.81%):
10,850,186	Dreyfus Government Cash Management Fund	$10,850,186
10,850,186	Fidelity U.S. Treasury II Fund	10,850,185

Total REGISTERED INVESTMENT COMPANIES (Cost $21,700,371)		21,700,371

Total Investments (Cost $456,345,626) (e) (f) - 99.44%		$449,097,103
Other assets in excess of liabilities - 0.56%		2,515,333

NET ASSETS - 100.00%		$451,612,436

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $9,605,093 or 2.13% of net assets.
(b)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(c)	Perpetual Security – Stated maturity is first par call date
(d)	All or part of the security serves as collateral for futures contracts
(e)	Cost for federal income tax purposes is $456,408,021
(f)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$467,732	$(7,777,061)	$(7,309,329)

ARM - Adjustable Rate Mortgage

LLC - Limited Liability Company

MTN - Medium Term Note

plc - Public Limited Company

Contracts		Value	Unrealized Appreciation/ Depreciation
FUTURES CONTRACTS
Long -
48	U.S. 2 Year Treasury Note, expiring September 28, 2007 (notional amount $9,790,620)	$9,781,500	$(9,120)
Short -
(30)	U.S. Long-Term Treasury Bond, expiring September 19, 2007 (notional amount $(3,272,503))	(3,232,500)	40,003

Total Futures Contracts (Total notional amount $6,518,117)		$6,549,000	$30,883

Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation/ Depreciation
INTEREST RATE SWAP AGREEMENTS
Goldman Sachs	$5,000,000	5.026%	3-month USD LIBOR	04/20/09	$(29,294)

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

The Fund may enter into futures contracts. Upon entering into a futures contract, the Fund deposits and maintains as cash collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value for the contracts at the end of each day’s trading and are recorded as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES (0.58%):
$1,447,211	Countrywide Home Equity Loan Trust, 2005-G 2A, 5.55%, 12/15/35 (a)	$1,448,373

Total ASSET BACKED SECURITIES (Cost $1,447,211)		1,448,373

COLLATERALIZED MORTGAGE OBLIGATIONS (14.88%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (9.59%):
4,850,165	Bank of America Mortgage Securities, 2004-B 2A2, 4.09%, 03/25/34 (a)	4,803,087
2,553,816	Bank of America Mortgage Securities, 2005-J 2A3, 5.09%, 11/25/35 (a)	2,529,443
1,351,849	Bear Stearns ARM, 2004-1 11A3, 6.11%, 04/25/34 (a)	1,364,615
2,088,518	Bear Stearns ARM, 2004-9 3A1, 5.22%, 09/25/34 (a)	2,074,711
2,564,954	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	2,536,034
1,702,040	IMPAC CMB Trust, 2005-5 A4, 5.70%, 08/25/35 (a)	1,705,995
1,894,311	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.71%, 08/25/34 (a)	1,878,666
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2, 4.68%, 05/25/35 (a)	1,989,408
2,777,005	Wells Fargo Mortgage Backed Securities Trust, 2004-AA A2, 5.00%, 12/25/34 (a)	2,732,671
2,435,000	Wells Fargo Mortgage Backed Securities Trust, 2004-N A6, 4.00%, 08/25/34	2,371,550

		23,986,180

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.35%):
2,112,716	2608 GK, 4.50%, 03/15/17	2,067,470
3,838,572	2836 TA, 5.00%, 10/15/27	3,814,503

		5,881,973

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.94%):
2,553,587	2002-89 CA, 5.00%, 04/25/16	2,530,693
4,936,708	2007-35 DH, 5.00%, 09/25/33	4,830,206

		7,360,899

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,611,734)		37,229,052

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.11%):
2,500,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2, 6.14%, 02/12/34	2,551,889
3,393,975	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A2, 4.97%, 08/11/36	3,357,136
474,276	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2, 3.84%, 06/10/36	472,774
1,061,077	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1, 4.33%, 07/15/42 (a)	1,047,059
1,641,811	Mortgage Capital Funding, Inc., 2005-HQ5 A1, 4.52%, 01/14/42	1,621,785
1,200,000	Salomon Brothers Mortgage Securities VII, 2001-C1 A3, 6.43%, 12/18/35	1,229,150

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,350,103)		10,279,793

U.S. GOVERNMENT AGENCY BONDS & NOTES (23.44%):
FANNIE MAE (1.23%):
2,100,000	3.55%, 01/17/08	2,079,522
1,000,000	Discount Note, 5.13%, 07/23/07	996,723

		3,076,245

FEDERAL FARM CREDIT BANK (2.49%):
6,230,000	5.25%, 09/13/10	6,239,688

FEDERAL HOME LOAN BANK (19.72%):
2,500,000	3.88%, 02/15/08	2,477,285
15,500,000	4.75%, 06/11/08	15,422,003
4,500,000	5.13%, 07/30/08	4,492,521
9,500,000	5.38%, 07/17/09	9,536,661
1,600,000	7.00%, 03/15/10	1,671,579
3,570,000	5.25%, 06/10/11	3,569,397

5,200,000	5.33%, 03/06/12	5,164,916
7,000,000	Discount Note, 5.14%, 07/05/07	6,996,005

		49,330,367

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $58,717,179)		58,646,300

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (38.73%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (17.13%):
888,600	Pool # 1B2846 ARM, 4.93%, 04/01/35 (a)	879,569
3,395,506	Pool # 1G0688 ARM, 5.73%, 01/01/36 (a)	3,390,347
149,531	Pool # 1G1026 ARM, 5.92%, 07/01/36 (a)	149,421
7,629,450	Pool # 1G1471 ARM, 5.49%, 01/01/37 (a)	7,580,684
7,076,889	Pool # 782645 ARM, 5.43%, 02/01/36 (a)	7,072,240
3,115,965	Pool # 847248 ARM, 5.44%, 03/01/34 (a)	3,141,479
472,111	Pool # C68593, 7.00%, 11/01/28	487,980
2,825,539	Pool # G18136, 6.00%, 08/01/21	2,838,193
8,665,511	Pool # J00617, 5.50%, 12/01/20	8,534,315
8,737,909	Pool # J03619, 6.00%, 10/01/21	8,777,044

		42,851,272

FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.08%):
3,908,138	Pool # 256651, 6.00%, 03/01/37	3,852,219
688,893	Pool # 323572, 7.50%, 01/01/29	721,267
2,669,991	Pool # 375575, 6.60%, 12/01/07	2,664,349
14,596	Pool # 517390, 8.00%, 11/01/11	15,011
249,596	Pool # 535981, 8.00%, 01/01/16	260,835
109,153	Pool # 545362 ARM, 5.96%, 12/01/31 (a)	108,679
1,694,157	Pool # 634195, 7.50%, 10/01/28	1,773,774
3,044,232	Pool # 693018 ARM, 4.33%, 06/01/33 (a)	3,072,348
3,676,680	Pool # 735709 ARM, 4.81%, 06/01/35 (a)	3,587,530
3,820,101	Pool # 745525, 5.50%, 05/01/21	3,764,368
2,586,644	Pool # 766684 ARM, 4.41%, 03/01/34 (a)	2,565,134
3,117,572	Pool # 770870 ARM, 4.28%, 04/01/34 (a)	3,072,585
2,105,365	Pool # 780840, 4.50%, 06/01/34	2,096,535
2,976,253	Pool # 784134 ARM, 5.46%, 10/01/35 (a)	2,966,944
3,485,958	Pool # 786076 ARM, 4.73%, 07/01/34 (a)	3,450,428
6,016,123	Pool # 786423 ARM, 4.59%, 07/01/34 (a)	5,972,035
2,973,944	Pool # 805386 ARM, 4.85%, 01/01/35 (a)	2,937,779
3,689,368	Pool # 828704 ARM, 4.99%, 07/01/35 (a)	3,617,956
6,038,995	Pool # 871499 ARM, 5.58%, 04/01/36 (a)	6,033,140
174,709	Pool # 892882 ARM, 5.85%, 07/01/36 (a)	174,888

		52,707,804

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.52%):
119,535	Pool # 780240, 8.50%, 09/15/09	119,697
22,312	Pool # 780752, 8.50%, 04/15/10	22,348
425,616	Pool # 781036, 8.00%, 10/15/17	446,797
230,596	Pool # 781181, 9.00%, 12/15/09	235,202
109,414	Pool # 80385 ARM, 6.25%, 03/20/30 (a)	110,273
366,445	Pool # 8378 ARM, 5.75%, 07/20/18 (a)	369,595

		1,303,912

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $97,952,795)		96,862,988

U.S. GOVERNMENT SECURITIES (13.61%):
U.S. TREASURY NOTES (13.61%):
250,000	4.88%, 04/30/08 (b)	249,668
1,250,000	4.88%, 05/31/08	1,248,828
5,000,000	5.00%, 07/31/08	4,998,440
3,000,000	4.63%, 11/15/09	2,981,718
24,665,000	4.75%, 02/15/10	24,574,430

		34,053,084

Total U.S. GOVERNMENT SECURITIES (Cost $34,306,289)		34,053,084

Shares
REGISTERED INVESTMENT COMPANIES (4.56%):
5,653,360	Dreyfus Government Cash Management Fund	5,653,360
5,751,143	Fidelity U.S. Treasury II Fund	5,751,144

Total REGISTERED INVESTMENT COMPANIES (Cost $11,404,504)		11,404,504

Total Investments (Cost $251,789,815) (c) (d) - 99.91%		$249,924,094
Other assets in excess of liabilities - 0.09%		224,297

NET ASSETS - 100.00%		$250,148,391

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2007
(b)	All or part of security serves as collateral for futures contracts
(c)	Represents cost for financial reporting and federal income tax purposes
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
$349,358	$(2,149,411)	$(1,800,053)

ARM - Adjustable Rate Mortgage

Discount Note - The rate reported on the Portfolio of Investments is the discount rate at the time of purchase

Contracts		Value	Unrealized Appreciation/ Depreciation
FUTURES CONTRACTS
Long -
410	U.S. 2 Year Treasury Note, expiring September 28, 2007 (notional amount $ 83,628,213)	$83,550,313	$(77,900)
Short -
(230)	U.S. 10 Year Treasury Note, expiring September 19, 2007 (notional amount $ (24,415,284))	(24,311,719)	103,565
(30)	U.S. Long-Term Bond Treasury Note, expiring September 19, 2007 (notional amount $ (3,272,503))	(3,232,500)	40,003

Total Futures Contracts (Total notional amount $55,940,426)		$56,006,094	$65,668

Security Valuation:

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors.

Mutual funds are valued at their respective net asset values as determined by those Funds in accordance with the Investment Company Act of 1940, as amended.

The Fund may enter into futures contracts. Upon entering into a futures contract, the Fund deposits and maintains as cash collateral such initial margin as may be required by the exchanges on which the transaction is affected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value for the contracts at the end of each day’s trading and are recorded as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Excelsior Funds, Inc.

Blended Equity Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (96.66%):
CONSUMER DISCRETIONARY (9.80%):
71,500	BorgWarner, Inc.	$6,151,860
36,000	Dillards, Inc., Class A	1,293,480
98,800	eBay (a)	3,179,384
1,155	Interpublic Group of Companies, Inc. (a)	13,167
131,000	John Wiley & Sons, Class A	6,325,990
118,000	Life Time Fitness, Inc. (a)	6,281,140
62,500	Sotheby’s Holdings, Inc., Class A	2,876,250
176,400	Target Corp.	11,219,040
102,500	Timberland Co., Class A (a)	2,581,975

		39,922,286

CONSUMER STAPLES (7.56%):
88,200	Altria Group, Inc.	6,186,348
114,000	Anheuser Busch Cos., Inc.	5,946,240
44,000	Kellogg Co.	2,278,760
61,036	Kraft Foods, Inc., Class A	2,151,519
163,657	Senomyx, Inc. (a)	2,209,370
156,100	Wal-Mart Stores, Inc.	7,509,970
62,000	Wm. Wrigley Jr. Co.	3,429,220
19,974	Wm. Wrigley Jr. Co., Class B	1,090,980

		30,802,407

ENERGY (10.58%):
98,000	Apache Corp.	7,995,820
37,100	Chevron Corp.	3,125,304
485,000	EL Paso Corp.	8,356,550
164,522	Exxon Mobil Corp.	13,800,105
13,200	Royal Dutch Shell plc ADR	1,071,840
97,500	Suncor Energy, Inc. ADR	8,767,200

		43,116,819

FINANCIAL (20.89%):
283,001	Aegon N.V.	5,560,970
130,000	American Capital Strategies Ltd.	5,527,600
92,600	American Express Co.	5,665,268
56,591	American International Group, Inc.	3,963,068
18,520	Ameriprise Financial, Inc.	1,177,316
168,520	Bank of America Corp.	8,238,943
63	Berkshire Hathaway, Inc., Class A (a)	6,896,925
25,500	Goldman Sachs Group, Inc.	5,527,125
208,500	Leucadia National Corp.	7,349,625
49,088	Mellon Financial Corp.	2,159,872
55,600	Merrill Lynch & Co., Inc.	4,647,048
87,500	NYSE Euronext	6,441,750
66,000	Progressive Corp.	1,579,380
93,250	RenaissanceRe Holdings Ltd.	5,780,568
213,100	State Street Corp.	14,576,040

		85,091,498

HEALTH CARE (10.85%):
180,800	Abbott Laboratories	9,681,840
22,100	Genzyme Corp.- General Division (a)	1,423,240
18,100	Hospira, Inc. (a)	706,624
175,494	Johnson & Johnson	10,813,940
99,000	Medtronic, Inc.	5,134,140
84,000	Novo-Nordisk A/S ADR	9,127,440
181,058	Pfizer, Inc.	4,629,653
13,000	Roche Holdings Ltd. ADR	1,152,987
51,100	Schering Plough Corp.	1,555,484

		44,225,348

INDUSTRIALS (12.31%):
1,865,000	Bombardier, Inc., Class B (a) (b)	11,206,786
114,500	Canadian National Railway Co.	5,831,485
51,100	Dover Corp.	2,613,765
85,000	Expeditors International of Washington, Inc.	3,510,500
275,369	General Electric Co.	10,541,125
84,000	Quanta Services, Inc. (a)	2,576,280
118,000	Rolls-Royce Group plc ADR	6,374,443
96,858	Simpson Manufacturing Co., Inc.	3,267,989
35,000	Tyco International Ltd.	1,182,650
78,500	Waste Management, Inc.	3,065,425

		50,170,448

INFORMATION TECHNOLOGY (10.65%):
660,000	3com Corp. (a)	2,725,800
432,065	Cisco Systems, Inc. (a)	12,033,010
112,000	Microchip Technology, Inc.	4,148,480
316,700	Microsoft Corp.	9,333,149
174,000	National Instruments Corp.	5,667,180
141,200	NCR Corp. (a)	7,418,648
50,000	Nvidia Corp. (a)	2,065,500

		43,391,767

MATERIALS (5.65%):
115,000	Aracruz Cellulose S.A. ADR	7,617,600
128,000	Nucor Corp.	7,507,200
68,750	Vulcan Materials Co.	7,874,625

		22,999,425

REAL ESTATE (1.25%):
110,000	St. Joe Co.	5,097,400

UTILITIES (7.12%):
333,000	AES Corp. (a)	7,286,040
291,000	Sierra Pacific Resources (a)	5,109,960
247,000	TXU Corp.	16,623,100

		29,019,100

Total COMMON STOCKS (Cost $195,045,196)		393,836,498

FOREIGN COMMON STOCKS (2.91%):
BELGIUM (0.74%):
153,500	RHJ International (a)	3,032,899

GERMANY (1.41%):
88,500	Bayerische Motoren Werke AG	5,695,063

SINGAPORE (0.76%):
750,000	Olam International Ltd.	1,513,288
248,500	Singapore Exchange Ltd.	1,594,692

		3,107,980

Total FOREIGN COMMON STOCKS (Cost $9,593,220)		11,835,942

Total Investments (Cost $204,638,416) (c) (d) - 99.57%		$405,672,440
Other assets in excess of liabilities - 0.43%		1,753,118

NET ASSETS - 100.00%		$407,425,558

(a)	Non-income producing security
(b)	Fair valued as of June 30, 2007
(c)	Cost for federal income tax purposes is $204,648,060
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$202,372,246	$(1,347,866)	$201,024,380

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $8,803,043 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Directors.

Excelsior Funds, Inc.

Energy and Natural Resources Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (92.93%):
ENERGY (65.49%):
250,000	Anadarko Petroleum Corp.	$12,997,500
300,000	Arena Resources, Inc. (a)	17,433,000
150,000	Atwood Oceanics, Inc. (a)	10,293,000
250,000	BJ Services Co.	7,110,000
62,740	BP plc ADR	4,526,064
200,000	Carrizo Oil & Gas, Inc. (a)	8,294,000
225,000	Chevron Corp.	18,953,999
200,000	ConocoPhillips	15,700,000
156,388	Devon Energy Corp.	12,243,617
150,000	Dominion Resources, Inc.	12,946,500
750,000	EL Paso Corp.	12,922,500
250,000	Exxon Mobil Corp.	20,969,999
4,000,000	Gasco Energy, Inc. (a)	9,480,000
210,000	GlobalSantaFe Corp.	15,172,500
225,000	Grant Prideco, Inc. (a)	12,111,750
2,647,700	Kodiak Oil & Gas Corp. ADR (a)	15,356,660
234,600	Nabors Industries Ltd. (a)	7,830,948
50,000	National-Oilwell, Inc. (a)	5,212,000
256,600	Newfield Exploration Co. (a)	11,688,130
500,000	Nova Biosource Fuels, Inc. (a)	1,275,000
250,000	Occidental Petroleum Corp.	14,470,000
600,000	Parallel Petroleum Corp. (a)	13,140,000
533,700	Petroquest Energy, Inc. (a)	7,759,998
300,000	Pride Intl Inc Del Com (a)	11,238,000
225,000	Quicksilver Resources, Inc. (a)	10,030,500
297,000	Range Resources Corp.	11,110,770
181,000	Schlumberger Ltd.	15,374,140
302,600	Southwestern Energy Co. (a)	13,465,700
187,800	Suncor Energy, Inc. ADR	16,886,976
175,000	Sunoco, Inc.	13,944,000
675,000	Teton Energy Corp. (a)	3,510,000
612,400	TETRA Technologies, Inc. (a)	17,269,680
175,000	Transocean Sedco Forex, Inc. (a)	18,546,500
213,400	Ultra Petroleum Corp. (a)	11,788,216
200,000	Valero Energy	14,772,000
166,666	XTO Energy, Inc.	10,016,627

		435,840,274

INDUSTRIALS (6.15%):
125,000	Deere & Co.	15,092,500
264,000	DryShips, Inc.	11,452,320
375,000	General Electric Co.	14,355,000

		40,899,820

MATERIALS (13.97%):
125,000	Allegheny Technologies, Inc.	13,110,000
90,500	Aracruz Cellulose S.A. ADR	5,994,720
580,000	Claymont Steel Holdings, Inc. (a)	12,406,200
250,000	Companhia Vale do Rio Doce ADR	11,137,500
136,496	Freeport-McMoRan Copper & Gold, Inc. ADR	11,304,599
700,000	HudBay Minerals, Inc. ADR (a) (b)	14,630,700

56,500	Ivanhoe Mines Ltd. (a)	804,560
600,000	Kinross Gold Corp. (a)	7,008,000
250,000	Peabody Energy Corp.	12,095,000
400,000	Yamana Gold, Inc.	4,448,000

		92,939,279

UTILITIES (7.32%):
650,000	Aqua America, Inc.	14,618,500
3,500,000	Calpine Corp. (a)	12,915,000
100,000	Consolidated Water Co. Ltd.	2,931,000
100,000	SJW Corp.	3,330,000
472,000	Williams Cos., Inc.	14,924,640

		48,719,140

Total COMMON STOCKS (Cost $539,625,611)		618,398,513

REPURCHASE AGREEMENT (11.29%):
$75,162,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $75,191,752 (collateralized by U.S. Government Obligations, ranging in par value $1,823,000-$16,000,000, 4.25%-6.30%, 02/12/08-05/15/37; total market value $ 76,053,059)	75,162,000

Total REPURCHASE AGREEMENT (Cost $75,162,000)		75,162,000

Total Investments (Cost $614,787,611) (c) (d) - 104.22%		$693,560,513
Liabilities in excess of other assets - (4.22)%		(28,073,668)

NET ASSETS - 100.00%		$665,486,845

(a)	Non-income producing security
(b)	Fair valued as of June 30, 2007
(c)	Cost for federal income tax purposes is $617,912,618
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$82,088,367	$(6,440,472)	$75,647,895

ADR - American Depositary Receipt

Ltd. - Limited

plc - Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Excelsior Funds, Inc.

Large Cap Growth Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (97.29%):
CONSUMER DISCRETIONARY (16.73%):
476,700	Coach, Inc. (a)	$22,590,813
756,000	eBay (a)	24,328,080
412,400	Las Vegas Sands Corp. (a)	31,503,236
663,300	Lowes Companies, Inc.	20,356,677
1,201,000	Starbucks Corp. (a)	31,514,240

		130,293,046

FINANCIAL (6.96%):
60,400	Chicago Mercantile Exchange	32,275,344
294,100	Lehman Brothers Holding, Inc.	21,916,332

		54,191,676

HEALTH CARE (30.04%):
195,155	Alcon, Inc.	26,328,361
546,400	Allergan, Inc.	31,494,496
564,900	Celgene Corp. (a)	32,385,717
364,900	Covance, Inc. (a)	25,017,544
437,600	Genentech, Inc. (a)	33,108,816
781,516	Gilead Sciences, Inc. (a)	30,299,375
175,000	Intuitive Surgical, Inc. (a)	24,284,750
366,712	Zimmer Holdings, Inc. (a)	31,130,182

		234,049,241

INDUSTRIALS (2.70%):
510,000	Expeditors International of Washington, Inc.	21,063,000

INFORMATION TECHNOLOGY (36.28%):
572,500	Adobe Systems, Inc. (a)	22,985,875
757,100	Akamai Technologies, Inc. (a)	36,825,344
252,000	Apple Computer, Inc. (a)	30,754,080
820,587	Broadcom Corp., Class A (a)	24,002,170
1,083,500	Corning, Inc. (a)	27,683,425
431,815	Electronic Arts, Inc. (a)	20,433,486
67,973	Google, Inc., Class A (a)	35,575,709
440,906	Infosys Technologies Ltd. ADR	22,212,844
716,100	Qualcomm, Inc.	31,071,579
155,900	Research In Motion Ltd. (a)	31,178,441

		282,722,953

TELECOMMUNICATION SERVICES (4.58%):
575,900	America Movil S.A. de C.V., Series L ADR	35,665,487

Total COMMON STOCKS (Cost $600,280,111)		757,985,403

Principal Amount
REPURCHASE AGREEMENT (2.44%):
$18,971,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $18,978,509 (collateralized by U.S. Government Obligations, ranging in par value $ 1,802,000-$4,725,000, 4.60%-5.35%, 04/11/08-03/02/21; total market value $ 19,179,829	18,971,000

Total REPURCHASE AGREEMENT (Cost $18,971,000)		18,971,000

Total Investments (Cost $619,251,111) (b) (c) - 99.73%		$776,956,403
Other assets in excess of liabilities - 0.27%		2,070,839

NET ASSETS - 100.00%		$779,027,242

(a)	Non-income producing security
(b)	Represents cost for financial reporting and federal income tax purposes (c) Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$178,879,205	$(21,173,913)	$157,705,292

ADR - American Depository Receipt

Ltd. - Limited

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Excelsior Funds, Inc.

Real Estate Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (97.33%):
CONSUMER DISCRETIONARY (3.02%):
45,000	Starwood Hotels & Resorts Worldwide, Inc.	$3,018,150

FINANCIAL (3.10%):
70,000	iStar Financial, Inc.	3,103,100

INDUSTRIALS (1.79%):
33,700	Alexander & Baldwin, Inc.	1,789,807

REAL ESTATE (89.42%):
57,000	AMB Property Corp.	3,033,540
37,500	Apartment Investment & Management Co., Class A	1,890,750
42,000	Archstone-Smith Trust	2,482,620
28,784	AvalonBay Communities, Inc.	3,421,842
80,000	BioMed Realty Trust, Inc.	2,009,600
38,000	Boston Properties, Inc.	3,880,940
36,300	Camden Property Trust	2,431,011
90,000	Cousins Properties, Inc.	2,610,900
40,000	Digital Reality Trust, Inc.	1,507,200
100,000	Douglas Emmett, Inc.	2,474,000
80,000	Duke Realty Corp.	2,853,600
73,820	Equity Residential	3,368,407
38,000	Federal Realty Investment Trust	2,935,880
53,000	Forest City Enterprises, Inc., Class A	3,258,440
70,000	Health Care REIT, Inc.	2,825,200
35,300	Home Properties of New York, Inc.	1,833,129
135,910	Host Marriott Corp.	3,142,239
85,032	Kimco Realty Corp.	3,237,168
140,000	Kite Realty Group Trust	2,662,800
75,000	Liberty Property Trust	3,294,750
33,700	Macerich Co.	2,777,554
80,124	Prologis	4,559,056
40,000	Public Storage, Inc.	3,072,800
48,000	Simon Property Group, Inc.	4,465,920
22,600	SL Green Realty Corp.	2,799,914
57,300	St. Joe Co.	2,655,282
45,000	Taubman Centers, Inc.	2,232,450
50,000	U-Store-It Trust	819,500
75,000	Ventas, Inc.	2,718,750
47,000	Vornado Realty Trust	5,162,479
73,175	Weingarten Realty Investors	3,007,493

		89,425,214

Total COMMON STOCKS (Cost $71,963,459)		97,336,271

EXCHANGE TRADED FUND (1.30%):
REAL ESTATE (1.30%):
20,000	Dow Jones Wilshire International Real Estate Spider Fund	1,299,800

Total EXCHANGE TRADED FUND (Cost $1,395,600)		1,299,800

REPURCHASE AGREEMENT (1.32%):
1,324,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $1,324,524 (collateralized by U.S. Government Obligation, par value $1,311,000, 5.63%,10/24/13; total market value $ 1,337,520)	1,324,000

Total REPURCHASE AGREEMENT (Cost $1,324,000)		1,324,000

Total Investments (Cost $74,683,059) (a) (b) - 99.95%		$99,960,071
Other assets in excess of liabilities - 0.05%		46,368

NET ASSETS - 100.00%		$100,006,439

(a)	Cost for federal income tax purposes is $74,679,078
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$ 28,400,550	$(3,119,557)	$25,280,993

REIT - Real Estate Investment Trust

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Excelsior Funds, Inc.

Small Cap Fund

Portfolio of Investments	June 30, 2007

(Unaudited)

Shares		Value
COMMON STOCKS (99.04%):
CONSUMER DISCRETIONARY (14.85%):
1,000,000	Cabelas, Inc. (a)	$22,130,000
220,000	Columbia Sportswear Co.	15,109,600
1,500,000	Nautilus, Inc.	18,060,000
400,000	Oakley, Inc.	11,360,000
260,000	Sotheby’s Holdings, Inc., Class A	11,965,200
660,000	Talbots, Inc.	16,519,800
400,000	Thor Industries, Inc.	18,056,000
200,000	Urban Outfitters, Inc. (a)	4,806,000

		118,006,600

CONSUMER SERVICES (2.13%):
480,000	P.F. Chang’s China Bistro, Inc. (a)	16,896,000

ENERGY (5.14%):
600,000	Helix Energy Solutions Group, Inc. (a)	23,946,000
600,000	TETRA Technologies, Inc. (a)	16,920,000

		40,866,000

FINANCIAL (9.92%):
380,000	GFI Group, Inc. (a)	27,542,400
240,000	Greenhill & Co., Inc.	16,490,400
360,000	Jefferies Group, Inc.	9,712,800
600,000	Philadelphia Consolidated Holdings Corp. (a)	25,080,000

		78,825,600

HEALTH CARE (7.42%):
440,000	Arrow International, Inc.	16,843,200
500,000	Kensey Nash Corp. (a)	13,405,000
400,000	Molina Healthcare, Inc. (a)	12,208,000
880,000	Orthovita, Inc. (a)	2,640,000
435,000	Pharmanet Development Group, Inc. (a)	13,867,800

		58,964,000

INDUSTRIALS (29.23%):
220,000	EDO Corp.	7,231,400
520,000	FLIR Systems, Inc. (a)	24,050,000
740,000	FTI Consulting, Inc. (a)	28,142,200
700,000	Hewitt Associates, Inc., Class A (a)	22,400,000
940,000	Innovative Solutions & Support, Inc. (a)	21,826,800
600,000	Kansas City Southern (a)	22,524,000
1,200,000	MPS Group, Inc. (a)	16,044,000
800,000	Quanta Services, Inc. (a)	24,536,000
520,000	Shaw Group, Inc. (a)	24,070,800
720,000	Simpson Manufacturing Co., Inc.	24,292,800
260,000	Triumph Group, Inc.	17,022,200

		232,140,200

INFORMATION TECHNOLOGY (24.31%):
200,000	CACI International, Inc., Class A (a)	9,770,000
440,000	CommScope, Inc. (a)	25,674,000
680,000	Forrester Research, Inc. (a)	19,128,400
2,000,000	Kulicke & Soffa Industries, Inc. (a)	20,940,000
880,000	Manhattan Associates, Inc. (a)	24,560,800

1,200,000	Palm, Inc. (a)	19,212,000
800,000	Plantronics, Inc.	20,976,000
440,000	Power Integrations (a)	11,528,000
800,000	Technitrol, Inc.	22,936,000
460,000	Varian Semiconductor Equipment Associates, Inc. (a)	18,427,600

		193,152,800

MATERIALS (1.52%):
340,000	Cabot Microelectronics Corp. (a)	12,066,600

TELECOMMUNICATION SERVICES (3.27%):
1,800,000	Andrew Corp. (a)	25,992,000

UTILITIES (1.25%):
440,000	Aqua America, Inc.	9,895,600

Total COMMON STOCKS (Cost $548,332,545)		786,805,400

Principal Amount
REPURCHASE AGREEMENT (0.62%):
$4,915,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $4,916,946 (collateralized by U.S. Government Obligation, par value $4,866,000, 5.63%, 10/24/13; total market value $ 4,965,181)	4,915,000

Total REPURCHASE AGREEMENT (Cost $4,915,000)		4,915,000

Total Investments (Cost $553,247,545) (b) (c) - 99.66%		$791,720,400
Other assets in excess of liabilities - 0.34%		2,708,248

NET ASSETS - 100.00%		$794,428,648

(a)	Non-income producing security
(b)	Cost for federal income tax purposes is $554,300,741
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$249,236,611	$(11,816,952)	$237,419,659

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Excelsior Funds, Inc.

Value and Restructuring Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (94.68%):
CONSUMER DISCRETIONARY (10.26%):
2,625,000	Black & Decker Corp.	$231,813,750
2,750,000	CBS Corp., Class B	91,630,000
3,300,000	Centex Corp.	132,330,000
1,784,805	EchoStar Communications, Inc. (a)	77,406,993
850,000	Harman International Industries, Inc. (b)	99,280,000
3,200,000	Leggett & Platt, Inc.	70,560,000
2,850,000	Newell Rubbermaid, Inc.	83,875,500
3,200,000	TJX Cos., Inc.	88,000,000
2,700,000	Zale Corp. (a)	64,287,000

		939,183,243

CONSUMER STAPLES (3.99%):
2,350,000	Avon Products, Inc.	86,362,500
1,500,000	ConAgra Foods, Inc.	40,290,000
2,500,000	Dean Foods Co.	79,675,000
2,050,000	Loews Corp. - Carolina Group	158,403,500

		364,731,000

ENERGY (18.36%):
2,200,000	Anadarko Petroleum Corp.	114,378,000
2,800,000	ConocoPhillips	219,800,000
4,550,000	CONSOL Energy, Inc.	209,800,500
2,500,000	Devon Energy Corp.	195,725,000
5,900,000	EL Paso Corp.	101,657,000
1,500,000	Murphy Oil Corp.	89,160,000
2,150,000	Noble Energy, Inc.	134,138,500
1,975,000	Petrobras ADR	239,508,250
4,200,000	Petrohawk Energy Corp. (a)	66,612,000
944,900	Pinnacle Gas Resources, Inc. (a)	7,228,485
2,750,000	Rossetta Resources, Inc. (a)	59,235,000
2,000,000	Spectra Energy Corp.	51,920,000
2,500,000	Todco, Class A (a)	118,025,000
2,600,000	W&T Offshore, Inc.	72,774,000

		1,679,961,735

FINANCIAL (21.67%):
2,700,000	Ace Ltd.	168,804,000
2,100,000	AerCap Holdings NV ADR (a)	67,200,000
3,050,000	Apollo Investment Corp. (c)	65,636,000
1,300,000	Capital One Financial Corp.	101,972,000
2,673,260	CastlePoint Holdings Ltd.	39,270,189
2,000,000	CIT Group, Inc.	109,660,000
2,500,000	Citigroup, Inc.	128,225,000
1,650,000	Freddie Mac	100,155,000
1,300,000	Genworth Financial, Inc.	44,720,000
4,000,000	Invesco plc ADR	103,400,000
2,250,000	JP Morgan Chase & Co.	109,012,500
1,800,000	Lehman Brothers Holding, Inc.	134,136,000
2,700,000	Loews Corp.	137,646,000
400,000	Mastercard, Inc., Class A (b)	66,348,000
3,600,000	MCG Capital Corp.	57,672,000

1,900,000	Metlife, Inc.	122,512,000
2,100,000	Morgan Stanley	176,148,000
2,250,000	People’s United Financial, Inc.	39,892,500
1,250,000	PNC Financial Services Group, Inc.	89,475,000
3,100,000	Primus Guaranty Ltd. (a)	33,232,000
2,100,000	Washington Mutual, Inc.	89,544,000

		1,984,660,189

HEALTH CARE (2.97%):
1,900,000	AmerisourceBergen Corp.	93,993,000
2,031,818	Baxter International, Inc.	114,472,626
2,000,000	Bristol-Myers Squibb Co.	63,120,000

		271,585,626

INDUSTRIALS (14.98%):
708,544	Aecom Technology Corp. (a)	17,578,977
2,900,000	AGCO Corp. (a)	125,889,000
1,050,181	Arlington Tankers	30,119,191
2,100,000	Copa Holdings S.A., Class A	141,204,000
2,600,000	Empresa Brasileira de Aeronautica S.A. ADR	125,346,000
3,600,000	Gol Linhas Aereas Inteligentes S.A. ADR	118,764,000
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR	21,750,000
1,100,000	Rockwell Automation, Inc.	76,384,000
2,300,000	RSC Holdings, Inc. (a)	46,000,000
1,900,000	Ryder Systems, Inc.	102,220,000
3,300,000	Tyco International Ltd.	111,507,000
1,700,000	Union Pacific Corp.	195,755,000
4,250,000	United Rentals, Inc. (a)	138,295,000
1,700,000	United Technologies Corp.	120,581,000

		1,371,393,168

INFORMATION TECHNOLOGY (5.24%):
4,225,000	Harris Corp.	230,473,750
900,000	International Business Machines Corp.	94,725,000
3,850,000	Nokia Oyj ADR	108,223,500
1,750,000	Plantronics, Inc.	45,885,000

		479,307,250

MATERIALS (10.29%):
3,650,000	Alpha Natural Resources, Inc. (a)	75,883,500
4,000,000	Celanese Corp., Class A	155,120,000
1,150,000	Eagle Materials, Inc.	56,407,500
1,550,000	Foundation Coal Holdings, Inc.	62,992,000
800,000	Freeport-McMoRan Copper & Gold, Inc. ADR, 0.00%	66,256,000
1,485,000	Horsehead Holding Corp. (a) (d) (e)	24,873,750
4,534,182	International Coal Group, Inc. (a)	27,114,408
1,500,000	PPG Industries, Inc.	114,165,000
1,700,000	Schnitzer Steel Industries, Inc.	81,498,000
4,000,000	Smurfit-Stone Container Corp. (a)	53,240,000
1,800,000	Southern Copper Corp.	169,668,000
1,575,856	Sterlite Industries (India) Ltd. ADS (a)	23,117,808
2,200,000	Tronox, Inc.	31,636,000

		941,971,966

REAL ESTATE (2.49%):
4,020,000	Diamondrock Hospitality Co.	76,701,600
1,000,000	FBR Capital Markets Corp. (a) (e)	16,900,000
2,200,000	Host Marriott Corp.	50,864,000
6,188,900	JHSF Participacoes S.A. ADR (a) (d)	36,149,984
3,000,000	Peoples Choice Financial Corp. (a) (d) (e) (f)	0

900,000	Ventas, Inc.	32,625,000
2,140,500	Vintage Wine Trust, Inc. (d) (e)	14,448,375

		227,688,959

TELECOMMUNICATION SERVICES (4.43%):
5,499,700	America Movil S.A. de C.V., Series L ADR (b)	340,596,421
1,842,000	Datapath, Inc. (a) (d) (e)	17,499,000
3,200,000	Windstream Corp.	47,232,000

		405,327,421

Total COMMON STOCKS (Cost $5,329,840,669)		8,665,810,557

FOREIGN COMMON STOCKS (3.50%):
BRAZIL (0.03%):
500,000	JHSF Participacoes S.A. (a)	2,917,531

GERMANY (0.92%):
1,500,000	Lanxess AG	83,853,157

ITALY (0.59%):
5,000,000	Enel S.p.A	53,739,346

MEXICO (0.74%):
11,000,000	Grupo Mexico S.A.B. de C.V., Series B	67,610,849

SWITZERLAND (1.22%):
1,100,000	Petroplus Holdings AG (a)	112,454,373

Total FOREIGN COMMON STOCKS (Cost $192,914,922)		320,575,256

CONVERTIBLE PREFERRED STOCKS (1.29%):
CONSUMER DISCRETIONARY (1.02%):
2,400,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	92,544,000

MATERIALS (0.27%):
500,000	Celanese Corp., Preferred Exchange, 4.25%	25,125,000

Total CONVERTIBLE PREFERRED STOCKS (Cost $100,081,076)		117,669,000

Principal Amount
REPURCHASE AGREEMENT (0.80%):
$73,187,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $73,215,970(collateralized by U.S. Government Obligations, ranging in par value $ 6,500,000- $9,800,000, 4.88%-6.28%, 04/13/09-05/15/37; total market value $ 73,883,708)	73,187,000

Total REPURCHASE AGREEMENT (Cost $73,187,000)		73,187,000

Total Investments (Cost $5,696,023,667) (g) (h) - 100.27%		$9,177,241,813
Liabilities in excess of other assets - (0.27)%		(24,722,469)

NET ASSETS - 100.00%		$9,152,519,344

(a)	Non-income producing security
(b)	All or part of the security is segregated by the Fund’s custodian to cover written call option commitments
(c)	Closed-end Management Investment Company
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to $92,971,109 or 1.02% of net assets.
(e)	Represents an illiquid security as of June 30, 2007
(f)	Fair valued as of June 30, 2007

(g)	Cost for federal income tax purposes is $5,697,385,030
(h)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$3,617,863,996	$(161,410,356)	$3,456,453,640

ADR - American Depositary Receipt

ADS - American Depositary Share

Ltd. - Limited

plc - Public Limited Company

Contracts		Value
CALL OPTIONS WRITTEN:
(9,000)	America Movil S.A. de C.V., Expires 08/18/07 strike price 55	$(6,840,000)
(4,000)	Harmon International Industries, Inc., Expires 07/21/07 strike price 110	(1,800,000)
(4,000)	Mastercard, Inc., Expires 07/21/07 strike price 110	(22,280,000)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $7,516,857)	$(30,920,000)

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $250,046,876 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Directors.

The Fund may engage in writing covered call options. By writing a covered call option, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the last quoted sale price for the most recent day such price was available. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

During the quarter ended June 30, 2007, the Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of fiscal year	(23,000)	$(6,678,258)
Options written	(17,000)	(7,516,857)
Options expired	5,000	494,364
Options exercised	3	486
Options terminated in closing purchase transactions	17,997	6,183,408

Outstanding, end of quarter	(17,000)	$(7,516,857)

Excelsior Funds, Inc.

Emerging Markets Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (92.29%):
ARGENTINA (1.86%):
931,800	Telecom Argentina S.A. ADR (a)	$23,220,456

BRAZIL (6.96%):
469,874	Arcelor Brazil S.A. (b) (c)	11,844,334
431,400	Companhia Vale do Rio Doce S.A.	19,260,846
516,832	Diagnosticos da America S.A.	11,446,435
210,000	Gafisa S.A. ADR (a)	6,552,000
1,467,400	Industrias Romi S.A.	13,661,738
215,400	Uniao de Bancos Brasileiros S.A.	24,312,198

		87,077,551

CHILE (1.68%):
424,200	Banco Santander Chile S.A. ADR	21,014,868

CHINA (14.90%):
23,275,000	Bank of Communications Ltd., Class H (Hong Kong)	24,784,084
27,271,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	21,078,111
42,614,000	China Construction Bank, Class H (Hong Kong)	29,304,534
620,797	China Mobile Ltd. ADR (Hong Kong)	33,460,959
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	23,386,328
17,823,252	Far East Consortium International Ltd. (Hong Kong)	7,373,128
2,647,000	Industrial & Commercial Bank of China (Hong Kong)	1,471,412
15,539,400	People’s Food Holdings Ltd.	19,017,011
131,700	PetroChina Co. Ltd. ADR	19,581,156
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	6,982,626

		186,439,349

COLUMBIA (1.03%):
392,800	Bancolombia S.A. ADR	12,895,624

INDIA (5.67%):
339,350	ICICI Bank Ltd. ADR	16,679,053
240,400	India Fund, Inc. (d)	10,493,460
222,900	State Bank of India GDR (e)	19,626,911
655,700	Suzlon Energy Ltd.	24,109,882

		70,909,306

INDONESIA (3.50%):
28,198,700	PT Indocement Tunggal Prakarsa Tbk	19,501,866
22,402,700	PT Telekomunikasi Indonesia Tbk	24,315,660

		43,817,526

MALAYSIA (4.34%):
9,413,000	Genting Berhad	22,541,472
6,454,950	Public Bank Berhad	18,622,830
4,404,300	Telekom Malaysia Berhad	13,168,343

		54,332,645

MEXICO (8.74%):
324,700	America Movil S.A. de C.V., Series L ADR	20,108,671
366,144	Cemex S.A.B de C.V. ADR	13,510,714
262,600	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	12,951,432
718,155	Grupo Elektra S.A.	12,491,097
2,124,100	Grupo Televisa S.A.	11,738,292
331,580	Telefonos de Mexico S.A. de C.V., Series L ADR	12,563,566

2,903,429	Urbi Desarrollos Urbanos S.A. de C.V. (a)	13,370,878
3,330,082	Wal-Mart de Mexico S.A. de C.V.	12,638,467

		109,373,117

398,800	Gol Linhas Aereas Inteligentes S.A. ADR	13,156,412

RUSSIA (6.38%):
210,200	Lukoil Co. ADR	16,122,340
103,200	MMC Norilsk Nickel ADR	21,568,800
368,100	Mobile TeleSystems ADR	22,295,817
464,000	RBC Information Systems ADR (a)	16,704,000
280,000	VTB Bank OJSC GDR (a) (b) (e)	3,074,400

		79,765,357

SOUTH AFRICA (6.48%):
2,911,042	African Bank Investments Ltd.	12,268,866
704,600	Gold Fields Ltd. ADR	11,062,220
1,522,224	MTN Group Ltd.	20,720,752
405,500	Sasol Ltd.	15,245,628
861,916	Telekom South Africa Ltd.	21,732,698

		81,030,164

SOUTH KOREA (15.46%):
337,802	Hana Financial Group, Inc.	16,446,935
650,638	KT Corp. ADR	15,263,967
421,680	LG Cable Ltd.	29,550,668
187,914	LG Home Shopping, Inc.	17,368,409
14,231	Lotte Chilsung Beverage Co. Ltd.	18,312,177
166,329	NCSoft Corp. (a)	15,903,197
119,757	Pacific Corp.	22,144,337
67,879	Samsung Electronic Co. Ltd.	41,513,727
614,685	SK Telecom Co. Ltd. ADR	16,811,635

		193,315,052

TAIWAN (7.45%):
817,900	Chunghwa Telecom Co. Ltd. ADR	15,425,594
3,114,471	Hon Hai Precision, Inc.	26,905,427
6,673,453	President Chain Store Corp.	19,000,108
11,780,387	Synnex Technology International Corp.	17,762,130
234,873	Taiwan Semiconductor Manufacturing Co. Ltd.	503,089
1,218,325	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,559,961

		93,156,309

THAILAND (1.18%):
5,867,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	14,703,598

TURKEY (2.16%):
872,210	Akbank T.A.S. ADR (a) (c) (e)	12,187,738
1,112,582	Arcelik A.S.	9,540,643
2,081,704	Turkiye Vakiflar Bankasi T.A.O., Class D	5,313,307

		27,041,688

UNITED KINGDOM (3.45%):
434,781	Anglo American plc (South Africa shares)	25,267,941
712,500	Kazakhmys plc	17,936,324

		43,204,265

Total COMMON STOCKS (Cost $680,638,136)		1,154,453,287

PREFERRED STOCKS (4.48%):
BRAZIL (3.54%):
947,262	Companhia Energetica de Minas Gerais	20,045,793
906,800	Petroleo Brasileiro S.A.	24,222,095

		44,267,888

SOUTH KOREA (0.94%):
246,300	Hyundai Motor Co. Ltd.	11,785,289

Total PREFERRED STOCKS (Cost $23,369,005)		56,053,177

Principal Amount
REPURCHASE AGREEMENT (1.37%):
$ 17,196,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $ 17,202,807(collateralized by U.S. Government Obligations, ranging in par value $504,000-$3,505,000, 3.50%-6.25%, 09/15/07-06/01/37; total market value $ 17,424,346)	17,196,000

Total REPURCHASE AGREEMENT (Cost $17,196,000)		17,196,000

Total Investments (Cost $721,203,141) (f) (g) - 98.14%		$1,227,702,464
Other assets in excess of liabilities - 1.86%		23,292,396

NET ASSETS - 100.00%		$1,250,994,860

(a)	Non-income producing security
(b)	Fair valued as of June 30, 2007
(c)	Represents an illiquid security as of June 30, 2007
(d)	Closed-end Management Investment Company Fund
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $34,889,050 or 2.79% of net assets.
(f)	Cost for federal income tax purposes is $721,203,187
(g)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$518,712,669	$(12,213,392)	$506,499,277

ADR - American Depository Receipt

GDR - Global Depository Receipt

Ltd. - Limited

plc - Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $635,582,536 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Directors.

Excelsior Funds, Inc.

International Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (96.79%):
AUSTRALIA (3.71%):
180,100	CSL Ltd.	$13,403,023
151,213	Rio Tinto Ltd.	12,610,849

		26,013,872

BELGIUM (1.60%):
51,600	Umicore	11,186,745

CANADA (3.00%):
186,100	Canadian National Railway Co.	9,471,005
337,200	Glidan Activewear, Inc. (a)	11,515,459

		20,986,464

CHINA (4.07%):
12,206,000	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	9,434,072
59,400	PetroChina Co. Ltd. ADR	8,831,592
852,000	Sun Hung Kai Properties Ltd. (Hong Kong)	10,252,214

		28,517,878

FINLAND (4.32%):
259,400	Fortum Oyj	8,104,721
391,100	Nokia Oyj	10,982,965
347,100	TietoEnator Oyj	11,151,268

		30,238,954

FRANCE (6.79%):
218,728	AXA S.A.	9,401,150
69,950	BNP Paribas S.A.	8,308,014
125,056	Carrefour S.A.	8,782,207
45,234	Compagnie Generale de Geophysique S.A. (CGG) (a)	11,286,997
120,756	Total S.A.	9,789,622

		47,567,990

GERMANY (6.29%):
164,100	Adidas-Salomon AG	10,463,847
140,200	Bayerische Motoren Werke AG	9,022,010
160,300	Rhoen-Klinikum AG	9,618,131
362,300	SGL Carbon AG (a)	14,987,932

		44,091,920

GREECE (1.23%):
369,500	Greek Postal Savings Bank	8,601,130

INDONESIA (1.30%):
8,413,600	PT Telekomunikasi Indonesia Tbk	9,132,035

IRELAND (1.27%):
443,137	Bank of Ireland	8,926,847

ITALY (2.42%):
249,890	ENI S.p.A.	9,059,383
280,336	Permasteelisa S.p.A.	7,917,390

		16,976,773

JAPAN (20.67%):
179,000	Canon, Inc.	10,498,381
428,963	Chiyoda Corp.	8,174,818

372,400	Don Quijote Co. Ltd.	7,451,189
104,500	FANUC Co. Ltd.	10,787,108
1,130,700	Fukuoka Financial Group, Inc. (a)	7,476,158
248,000	Hoya Corp.	8,227,935
32,400	Keyence Corp.	7,079,014
103,600	Kyocera Corp.	11,007,475
221,200	Millea Holdings, Inc.	9,095,141
840	Mitsubishi Tokyo Financial Group, Inc.	9,258,506
452,000	Nikon Corp.	12,589,401
17,700	Nintendo Co. Ltd.	6,458,515
4,500	NTT DoCoMo, Inc.	7,118,060
1,027,000	Sumitomo Trust & Banking Co. Ltd.	9,782,874
160,000	Takeda Pharmaceutical Co. Ltd.	10,337,491
90,700	Yamada Denki Co. Ltd.	9,473,616

		144,815,682

MEXICO (2.90%):
175,300	America Movil S.A. de C.V., Series L ADR	10,856,329
256,524	Cemex S.A.B de C.V. ADR	9,465,736

		20,322,065

NETHERLANDS (1.54%):
605,500	Qiagen NV (a)	10,803,670

NORWAY (3.07%):
444,200	Tandberg ASA	9,914,408
591,800	Telenor ASA	11,572,848

		21,487,256

SINGAPORE (1.60%):
752,000	DBS Group Holdings Ltd.	11,207,022

SPAIN (2.78%):
555,300	Banco Santander Central Hispano S.A.	10,206,412
418,146	Telefonica S.A.	9,304,444

		19,510,856

SWEDEN (1.32%):
551,400	Svenska Cellulosa AB, B Shares	9,224,000

SWITZERLAND (4.46%):
252,400	Micronas Semiconductor AG (a)	4,983,136
49,310	Roche Holdings AG	8,739,216
80,000	Synthes, Inc.	9,593,598
133,000	UBS AG	7,955,928

		31,271,878

TAIWAN (3.35%):
1,527,241	Hon Hai Precision, Inc.	13,193,596
920,990	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,250,619

		23,444,215

THAILAND (0.86%):
2,715,100	Kasikornbank Public Co. Ltd. (Foreign Shares)	6,006,256

TURKEY (1.40%):
1,145,100	Arcelik A.S.	9,819,492

UNITED KINGDOM (16.84%):
692,600	BG Group	11,352,353
804,700	Cadbury Schweppes plc	10,920,630
317,737	GlaxoSmithKline plc	8,276,218
488,600	HSBC Holdings plc	8,945,607
671,500	Paragon Group plc	6,579,109

174,357	Reckitt Benckiser plc	9,544,313
787,400	Reed Elsevier plc	10,175,286
743,454	Royal Bank of Scotland Group plc	9,406,340
1,923,300	Sage Group plc (The)	9,010,013
1,182,879	Serco Group plc	10,662,162
509,400	Shire plc	12,572,801
1,748,652	William Morrison Supermarkets plc	10,560,137

		118,004,969

Total COMMON STOCKS (Cost $491,060,201)		678,157,969

Principal Amount
REPURCHASE AGREEMENT (3.56%):
$24,926,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $24,935,867 (collateralized by U.S. Government Obligations, ranging in par value $2,300,000-$5,250,000, 3.82%-6.06%, 08/22/08-12/19/25; total market value $25,281,677)	24,926,000

Total REPURCHASE AGREEMENT (Cost $24,926,000)		24,926,000

Total Investments (Cost $515,986,201) (b) (c) - 100.35%		$703,083,969
Liabilities in excess of other assets - (0.35)%		(2,421,573)

NET ASSETS - 100.00%		$700,662,396

(a)	Non-income producing security
(b)	Cost for federal income tax purposes is $517,561,402
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized(Depreciation)	Net Unrealized Appreciation

$197,525,334	$(12,002,767)	$185,522,567

ADR-American Depositary Receipt

Ltd. – Limited

plc-Public Limited Company

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $610,291,071 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Directors.

Excelsior Funds, Inc.

Pacific / Asia Fund

Portfolio of Investments	June 30, 2007
(Unaudited)

Shares		Value
COMMON STOCKS (98.49%):
AUSTRALIA (15.13%):
318,500	Brambles Ltd. (a)	$3,282,764
81,423	Commonwealth Bank of Australia	3,808,280
68,800	CSL Ltd.	5,120,089
79,000	Incitec Pivot Ltd.	5,323,769
42,875	Rio Tinto Ltd.	3,575,686
146,000	St George Bank Ltd.	4,381,053
185,700	Woolworths Ltd.	4,242,781
166,100	Zinifex Ltd.	2,633,494

		32,367,916

CHINA (9.96%):
60,100	Aluminum Corp. of China Ltd. ADR	2,566,270
463,540	Bank of East Asia Ltd. (Hong Kong)	2,606,937
4,123,000	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	3,186,685
70,800	China Mobile Ltd. ADR (Hong Kong)	3,816,121
970,100	FU JI Food & Catering Services Ltd. (Hong Kong)	3,339,985
11,595,000	NagaCorp Ltd. (Hong Kong)	3,241,113
2,161,000	Synear Food Holdings Ltd.	2,557,345

		21,314,456

INDIA (2.10%):
218,800	Bharti Tele-Ventures Ltd. (a)	4,500,072

INDONESIA (3.16%):
46,000	Freeport-McMoRan Copper & Gold, Inc.	3,809,720
2,720,800	PT Telekomunikasi Indonesia Tbk	2,953,128

		6,762,848

JAPAN (49.23%):
73,000	Canon, Inc.	4,281,463
184,145	Chiyoda Corp.	3,509,281
1,260	DeNA Co. Ltd.	4,369,215
154,800	Don Quijote Co. Ltd.	3,097,326
49,400	FANUC Co. Ltd.	5,099,360
571,700	Fukuoka Financial Group, Inc. (a)	3,780,065
627	Funai Zaisan Consultants Co. Ltd.	3,663,579
81,700	Hogy Medical Co. Ltd.	3,651,703
81,200	Hoya Corp.	2,693,985
12,500	Keyence Corp.	2,731,101
181,600	KOMATSU Ltd.	5,263,971
158,600	Kurita Water Industries Ltd.	4,980,024
36,400	Kyocera Corp.	3,867,491
112,000	Millea Holdings, Inc.	4,605,135
256	Mitsubishi Tokyo Financial Group, Inc.	2,821,640
173,000	Nikon Corp.	4,818,510
16,300	Nintendo Co. Ltd.	5,947,672
11,900	ORIX Corp.	3,137,070
1,992,000	Sanyo Electric Co. Ltd. (a)	3,262,161
84,000	Sumitomo Realty & Development Co. Ltd.	2,735,914
458,200	Sumitomo Trust & Banking Co. Ltd.	4,364,667
89,800	Takata Corp.	3,126,331
64,800	Takeda Pharmaceutical Co. Ltd.	4,186,684
161,000	Tokuyama Corp.	2,093,198

34,500	Tokyo Electron Ltd.	2,538,459
325,000	Toshiba Corp.	2,832,002
67,500	Toyota Motor Corp.	4,257,500
297,500	Yamaguchi Financial Group, Inc.	3,629,140

		105,344,647

MALAYSIA (2.13%):
384,700	iShares MSCI Malaysia Index Fund (b)	4,551,001

PHILIPPINES (4.12%):
95,500	Globe Telecom, Inc.	2,802,011
12,358,625	SM Prime Holdings, Inc.	3,144,172
7,078,300	Universal Robina Corp.	2,870,527

		8,816,710

SINGAPORE (2.87%):
210,000	DBS Group Holdings Ltd.	3,129,620
4,968,000	Silverlake Axis Ltd.	3,008,857

		6,138,477

SOUTH KOREA (1.75%):
122,700	Woori Investment & Securities Co. Ltd.	3,748,962

TAIWAN (4.56%):
602,994	Hon Hai Precision, Inc.	5,209,170
408,781	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,549,730

		9,758,900

THAILAND (3.48%):
8,420,900	Amata Corp. Public Co. Ltd. (Foreign Shares) (c)	4,121,312
1,576,700	Siam Commercial Public Co. Ltd. (Foreign Shares) (c)	3,332,757

		7,454,069

Total COMMON STOCKS (Cost $170,113,538)		210,758,058

Principal Amount
REPURCHASE AGREEMENT (1.64%):
$3,519,000	JP Morgan Chase Securities, Inc., 4.75%, dated 06/29/07, to be repurchased 07/02/07, repurchase price $3,520,393 (collateralized by U.S. Government Obligations, ranging in par value $1,508,000-$2,000,000, 5.00%-5.65%, 10/24/13 - 01/30/14; total market value $3,571,134)	3,519,000

Total REPURCHASE AGREEMENT (Cost $3,519,000)	3,519,000

Total Investments (Cost $173,632,538) (d) (e) - 100.13%	$214,277,058
Liabilities in excess of other assets - (0.13)%	(278,620)

NET ASSETS - 100.00%	$213,998,438

(a)	Non-income producing security
(b)	Exchange-Traded Fund
(c)	Fair valued as of June 30, 2007
(d)	Represents cost for financial reporting and federal income tax purposes
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
$46,743,697	$(6,099,177)	$40,644,520

ADR - American Depository Receipt

Ltd. - Limited

Security Valuation:

Investments in securities that are traded on a recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations or valuation by pricing agent are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors. The Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value.

Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

At June 30, 2007, the prices of certain foreign securities held by the Fund aggregating $187,685,152 were adjusted from their closing market prices following the guidelines adopted by the Fund’s Board of Directors.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date August 24, 2007